Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MASSACHUSETTS INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000063091
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2012
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITTX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITBX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITCX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITIX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAMTX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBMTX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECITX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITGX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRTX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITHX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITDX
MASSACHUSETTS INVESTORS TRUST (Prospectus Summary) | MASSACHUSETTS INVESTORS TRUST | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)